INCOME TAXES (Details Narrative) (USD $)	15 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Income Tax Disclosure [Abstract]
Deferred tax asset	$ 137,483	$ 56,844
Net loss carryforwards	404,363	167,190
Deferred tax assets, net valuation allowance	$ 0	$ 0
Income tax, Federal rate	34.00%